Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	63 Months Ended	107 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000119983
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%	3.70%			3.02%
Without Sales Load [Member] | C000193195
Average Annual Return [Line Items]
Average Annual Return, Percent	4.68%	3.78%		3.27%
Without Sales Load [Member] | C000225825
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%	4.03%	3.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%		1.77%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	0.12%
Bloomberg Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	3.40%			2.44%
Bloomberg Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	3.40%		2.65%
Bloomberg Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	3.40%	3.23%